Document And Entity Information	0 Months Ended
Mar. 11, 2013
Document And Entity Information
Document Type	497
Document Period End Date	Mar. 11, 2013
Registrant Name	RYDEX SERIES FUNDS
Central Index Key	0000899148
Amendment Flag	false
Document Creation Date	Mar. 11, 2013
Document Effective Date	Mar. 11, 2013
Prospectus Date	May 01, 2012